BORROWING ACTIVITIES AND ARRANGEMENTS (Narrative) (Details 4) - USD ($) $ in Thousands	Apr. 01, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term Line of Credit		$ 230,000	$ 85,000
Aviv REIT, Inc | Note Payable
Debt Instrument [Line Items]
Loan amount	$ 650,000
Early repayment of debt	705,600
Aviv REIT, Inc | Revolving line of credit
Debt Instrument [Line Items]
Long-term Line of Credit	525,000
Early repayment of debt	$ 525,000